UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-8606

DWS Target Date Series

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period: 05/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2008 (Unaudited)

DWS LifeCompass 2015 Fund

	Shares	Value ($)

Equity Funds 61.5%
DWS Blue Chip Fund "Institutional"	20,168	365,449
DWS Capital Growth Fund "Institutional"	58,184	3,303,662
DWS Commodity Securities Fund "Institutional"	145,252	2,658,113
DWS Communications Fund "Institutional"	44,040	894,901
DWS Disciplined Long/Short Value Fund "Institutional"	283,363	2,660,777
DWS Dreman Concentrated Value Fund "Institutional"	56,259	584,529
DWS Dreman High Return Equity Fund "Institutional"	45,835	1,938,818
DWS Dreman Mid Cap Value Fund "Institutional"	140,447	1,624,975
DWS Dreman Small Cap Value Fund "Institutional"	16,562	585,474
DWS Emerging Markets Equity Fund "Institutional"	115,124	2,730,732
DWS Enhanced S&P 500 Index Fund "S"	177,115	2,291,863
DWS Equity 500 Index Portfolio "Institutional"	330,728	52,559,336
DWS Equity Partners Fund "Institutional"	338,762	8,137,054

DWS Europe Equity Fund "Institutional"	414,159	14,201,529
DWS Global Thematic Fund "S"	140,030	3,936,253
DWS Gold & Precious Metals Fund "Institutional"	30,337	695,633
DWS Growth & Income Fund "Institutional"	570,070	9,942,023
DWS Health Care Fund "Institutional"	105,987	2,657,094
DWS International Fund "Institutional"	26,081	1,793,828
DWS International Select Equity Fund "Institutional"	400,873	4,189,124
DWS International Value Opportunities Fund "Institutional"	266,582	3,420,253
DWS Japan Equity Fund "S"	910	11,138
DWS Large Cap Value Fund "Institutional"	855,707	18,055,420
DWS Large Company Growth Fund "Institutional"	237,435	7,284,502
DWS Micro Cap Fund "Institutional"	16,403	267,860
DWS RREEF Global Real Estate Securities Fund "Institutional"	150,478	1,522,838
DWS RREEF Real Estate Securities Fund "Institutional"	53,011	1,079,837
DWS Small Cap Core Fund "S"	459,825	8,286,053
DWS Small Cap Growth Fund "Institutional"	66,543	1,531,824
DWS Small Cap Value Fund "S"	193,247	3,323,855
DWS Technology Fund "Institutional"	235,474	3,065,878

Total Equity Funds (Cost $162,996,472)		165,600,625
Fixed Income – Bond Funds 38.2%
DWS Core Fixed Income Fund "Institutional"	7,894,780	81,710,975
DWS Core Plus Income Fund "Institutional"	735	8,903
DWS Emerging Markets Fixed Income Fund "Institutional"	9,083	109,081
DWS Floating Rate Plus Fund "Institutional"	677,984	6,196,778
DWS GNMA Fund "S"	415	6,131
DWS High Income Fund "Institutional"	1,183,249	5,821,585
DWS High Income Plus Fund "Institutional"	1,705	12,003
DWS Inflation Protected Plus Fund "Institutional"	854,212	8,849,640
DWS Short Duration Plus Fund "S"	812	7,845

Total Fixed Income – Bond Funds (Cost $105,531,675)		102,722,941
Fixed Income – Money Market Funds 0.6%
Cash Management QP Trust	1,592,442	1,592,442
DWS Money Market Prime Series	11,580	11,580
DWS Money Market Series "Institutional"	22,444	22,444

Total Fixed Income – Money Market Funds (Cost $1,626,466)		1,626,466
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $270,154,613) †	100.3	269,950,032
Other Assets and Liabilities, Net	(0.3)	(731,247)

Net Assets	100.0	269,218,785

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†

The cost for federal income tax purposes was $271,902,404. At May 31, 2008, net unrealized depreciation for all securities based on tax cost was $1,952,372. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $14,518,021 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $16,470,393.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS LifeCompass 2015 Fund, a series of DWS Target Date Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	July 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS LifeCompass 2015 Fund, a series of DWS Target Date Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	July 21, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        July 21, 2008